Description of Business - Additional Information (Detail) $ in Millions	Oct. 06, 2017	Sep. 08, 2015 USD ($)
Common Stock [Member] | Subsequent event [Member]
Class of Stock [Line Items]
Conversion ratio	0.20
NeoForce, Inc [Member] | NeoForce Group, Inc. [Member]
Class of Stock [Line Items]
Business acquisition upfront cash payment		$ 1.0